SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 9,111	$ 9,483	$ 7,365
Non-current assets	94,482	122,536
United States
Disclosure of geographical areas [line items]
Revenue	5,856	6,151	4,740
Non-current assets	65,369	75,896
Canada
Disclosure of geographical areas [line items]
Revenue	524	509	491
Non-current assets	4,050	4,898
Australia
Disclosure of geographical areas [line items]
Revenue	170	198	360
Non-current assets	1,981	2,688
Europe
Disclosure of geographical areas [line items]
Revenue	1,734	1,774	1,151
Non-current assets	13,357	25,201
Brazil
Disclosure of geographical areas [line items]
Revenue	156	207	102
Non-current assets	939	3,143
China
Disclosure of geographical areas [line items]
Revenue	38	41	5
Non-current assets	387	1,429
India
Disclosure of geographical areas [line items]
Revenue	394	355	288
Non-current assets	4,891	5,100
South Korea
Disclosure of geographical areas [line items]
Revenue	228	248	228
Non-current assets	3,001	3,814
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	11	0	0
Non-current assets	409	367
Japan
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 98	$ 0